Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenues	$ 9,781	$ 5,561
Production costs	(6,153)	(5,479)
Depletion and amortization	(1,790)	(1,269)
Cost of Sales	(7,943)	(6,748)
Gross Profit (Loss)	1,838	(1,187)
Administrative expenses	(1,443)	(933)
Share-based payments	(765)	(149)
Amortization	(134)	(81)
General and administrative expenses	(2,342)	(1,163)
Exploration	(1,073)	(373)
Other expenses	(651)	(605)
Finance expenses	(725)	(2,091)
Loss before income taxes	(2,953)	(5,419)
Income tax recovery (expense)	31	(953)
Net Loss	(2,922)	(6,372)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	(973)	(7,260)
Total other comprehensive loss	(973)	(7,260)
Total comprehensive loss	$ (3,895)	$ (13,632)
Loss per share
Basic and diluted	$ (0.09)	$ (0.28)
Weighted average number of shares
Basic and diluted	32,371,125	22,501,763